PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	As of December 31,
	2018	2019
Cost:
Leasehold improvements	34,147	42,858
Electronic equipment	18,730	22,373
Furniture, fixtures and equipment	8,566	15,426
Vehicles	595	898
	62,038	81,555
Less: Accumulated depreciation	(41,736)	(51,719)
	20,302	29,836
Construction in progress	—	—
Property and equipment, net	20,302	29,836

Depreciation expense was RMB14,203,  RMB10,643 and RMB10,607 for the years ended December 31, 2017, 2018 and 2019, respectively.